Revenue	6 Months Ended
Jun. 30, 2022
Disclosure of revenue [Abstract]
Revenue	Revenue

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2022	2021	2021
US Dollar million	Unaudited	Unaudited	Unaudited

Gold income	2,090	1,911	3,903
By-products	65	54	126
Revenue from product sales	2,155	1,965	4,029